Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	STATE FARM MUTUAL FUND TRUST
Central Index Key	0001119720
Amendment Flag	false
Document Creation Date	Oct. 01, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	May 01, 2013